As filed with the Securities and Exchange Commission on September 24, 2007

Securities Act File No. 333-71500

Investment Company Act File No. 811-10533

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☒

Pre-Effective Amendment No.    ☐
Post-Effective Amendment No. 12    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒

Amendment No. 13
(Check appropriate box or boxes)

RESERVE MUNICIPAL MONEY-MARKET TRUST

(Exact Name of Registrant as Specified in Charter)

1250 Broadway
New York, NY 10001-3701
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (212) 401-5500

Christina M. Massaro
The Reserve
1250 Broadway
New York, NY 10001-3701
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):

☐            immediately upon filing pursuant to paragraph (b)

☒           on September 28, 2007 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

Explanatory Note

This Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until September 28, 2007, the effectiveness of the registration statement filed in Post-Effective Amendment No. 11 on July 27, 2007, pursuant to paragraph (a) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 11.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 24th day of September, 2007.

RESERVE MUNICIPAL MONEY MARKET TRUST

By:	/s/ Bruce R. Bent
Bruce R. Bent
Chairman

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities and on the date indicated:

Signature		Title	Date

/s/	Bruce R. Bent	Chairman, President, Treasurer	September 24, 2007
	Bruce R. Bent	and Trustee

/s/	Arthur T. Bent III	Co-Chief Executive Officer,	September 24, 2007
	Arthur T. Bent III	Senior Vice President and Assistant Secretary and Trustee

/s/	Bruce R. Bent II	Co-Chief Executive Officer,	September 24, 2007
	Bruce R. Bent II	Senior Vice President and Assistant Treasurer

/s/	William Viklund	Trustee	September 24, 2007
William Viklund*

/s/	Joseph D. Donnelly	Trustee	September 24, 2007
Joseph D. Donnelly*

/s/	Edwin Ehlert, Jr.	Trustee	September 24, 2007
Edwin Ehlert, Jr.*

/s/	William J. Montgoris	Trustee	September 24, 2007
William J. Montgoris*

Signature		Title	Date

/s/	Frank J. Stalzer	Trustee	September 24, 2007
Frank J. Stalzer*

/s/	Santa Albicocco	Trustee	September 24, 2007
Santa Albicocco*

/s/	Stephen P. Zieniewicz	Trustee	September 24, 2007
Stephen P. Zieniewicz*

/s/	Ronald J. Artinian	Trustee	September 24, 2007
Ronald J. Artinian*

* /s/	Bruce R. Bent

* By:	Bruce R. Bent
Bruce R. Bent as Attorney-in-Fact

*	Power of Attorney, dated June 26, 2007, is incorporated herein by reference to Post-Effective Amendment No. 11.